United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: January 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61%
Communication Services - 1.66%
Entertainment - 0.32%
Electronic Arts, Inc.	7,843	$1,079,040
Warner Bros Discovery, Inc.A	61,100	612,222

		1,691,262

Interactive Media & Services - 0.50%
Alphabet, Inc., Class AA	18,677	2,616,648

Media - 0.84%
Comcast Corp., Class A	79,248	3,688,202
Omnicom Group, Inc.	4,600	415,748
Paramount Global, Class B	22,100	322,439

		4,426,389

Total Communication Services		8,734,299

Consumer Discretionary - 2.73%
Automobile Components - 0.54%
Adient PLCA	6,800	236,028
Aptiv PLCA	27,540	2,239,828
BorgWarner, Inc.	10,300	349,170

		2,825,026

Automobiles - 0.42%
General Motors Co.	56,300	2,184,440

Hotels, Restaurants & Leisure - 1.05%
Aramark	50,753	1,475,897
Booking Holdings, Inc.A	110	385,822
Las Vegas Sands Corp.	44,587	2,181,196
Wynn Resorts Ltd.	15,757	1,487,933

		5,530,848

Household Durables - 0.50%
Lennar Corp., Class A	16,700	2,502,495
Lennar Corp., Class B	666	92,408

		2,594,903

Specialty Retail - 0.22%
Lithia Motors, Inc.	3,991	1,176,746

Total Consumer Discretionary		14,311,963

Consumer Staples - 1.95%
Beverages - 0.70%
Coca-Cola Co.	26,600	1,582,434
Constellation Brands, Inc., Class A	5,400	1,323,432
Keurig Dr Pepper, Inc.	25,324	796,187

		3,702,053

Consumer Staples Distribution & Retail - 0.27%
Sysco Corp.	17,600	1,424,368

Food Products - 0.30%
Nestle SAB	13,709	1,563,081

Household Products - 0.31%
Procter & Gamble Co.	10,300	1,618,542

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61% (continued)
Consumer Staples - 1.95% (continued)
Tobacco - 0.37%
Philip Morris International, Inc.	21,298	$1,934,923

Total Consumer Staples		10,242,967

Energy - 3.30%
Energy Equipment & Services - 0.78%
Baker Hughes Co.	12,200	347,700
Halliburton Co.	61,651	2,197,858
NOV, Inc.	64,300	1,254,493
Schlumberger NV	5,900	287,330

		4,087,381

Oil, Gas & Consumable Fuels - 2.52%
APA Corp.	71,100	2,227,563
Coterra Energy, Inc.	60,550	1,506,484
Hess Corp.	12,108	1,701,537
Marathon Oil Corp.	64,900	1,482,965
Murphy Oil Corp.	7,200	278,640
Ovintiv, Inc.	17,800	755,076
Phillips 66	23,199	3,347,848
Pioneer Natural Resources Co.	8,387	1,927,584

		13,227,697

Total Energy		17,315,078

Financials - 9.05%
Banks - 3.52%
Bank of America Corp.	18,700	635,987
Citigroup, Inc.	51,700	2,903,989
Citizens Financial Group, Inc.	50,000	1,635,000
Commerce Bancshares, Inc.	14,950	779,194
Cullen/Frost Bankers, Inc.	10,200	1,082,424
First Citizens BancShares, Inc., Class A	242	365,420
M&T Bank Corp.	8,094	1,117,781
PNC Financial Services Group, Inc.	8,600	1,300,406
U.S. Bancorp	112,998	4,693,937
Wells Fargo & Co.	78,992	3,963,819

		18,477,957

Capital Markets - 1.55%
Ameriprise Financial, Inc.	5,650	2,185,589
Bank of New York Mellon Corp.	29,100	1,613,886
Blackstone, Inc.	14,250	1,773,413
Goldman Sachs Group, Inc.	3,700	1,420,837
State Street Corp.	15,000	1,108,050

		8,101,775

Consumer Finance - 0.76%
American Express Co.	5,857	1,175,734
Capital One Financial Corp.	17,700	2,395,164
Discover Financial Services	4,000	422,080

		3,992,978

Financial Services - 0.88%
Corebridge Financial, Inc.	34,100	824,197
Fidelity National Information Services, Inc.	60,702	3,779,307

		4,603,504

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61% (continued)
Financials - 9.05% (continued)
Insurance - 2.34%
Allstate Corp.	11,259	$1,747,960
American International Group, Inc.	44,639	3,102,857
Aon PLC, Class A	9,675	2,887,310
Arch Capital Group Ltd.A	22,060	1,818,406
Hartford Financial Services Group, Inc.	19,200	1,669,632
Willis Towers Watson PLC	4,212	1,037,415

		12,263,580

Total Financials		47,439,794

Health Care - 6.37%
Biotechnology - 0.39%
Amgen, Inc.	6,500	2,042,690

Health Care Equipment & Supplies - 1.42%
GE HealthCare Technologies, Inc.	20,183	1,480,625
Medtronic PLC	44,926	3,932,822
STERIS PLC	7,192	1,574,688
Zimmer Biomet Holdings, Inc.	3,550	445,880

		7,434,015

Health Care Providers & Services - 2.01%
Centene Corp.A	12,800	963,968
Cigna Group	2,250	677,138
CVS Health Corp.	20,700	1,539,459
Elevance Health, Inc.	8,734	4,309,705
HCA Healthcare, Inc.	2,900	884,210
Humana, Inc.	900	340,254
UnitedHealth Group, Inc.	3,546	1,814,630

		10,529,364

Life Sciences Tools & Services - 1.36%
Avantor, Inc.A	72,859	1,675,028
Danaher Corp.	7,400	1,775,334
ICON PLCA	14,089	3,675,398

		7,125,760

Pharmaceuticals - 1.19%
GSK PLC, ADR	9,300	366,792
Merck & Co., Inc.	31,426	3,795,632
Roche Holding AGB	6,055	1,730,021
Sanofi SA, ADR	7,400	369,260

		6,261,705

Total Health Care		33,393,534

Industrials - 6.13%
Aerospace & Defense - 0.74%
Boeing Co.A	4,250	896,920
General Dynamics Corp.	7,350	1,947,676
RTX Corp.	11,500	1,047,880

		3,892,476

Air Freight & Logistics - 0.24%
FedEx Corp.	5,210	1,257,121

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61% (continued)
Industrials - 6.13% (continued)
Commercial Services & Supplies - 0.33%
Veralto Corp.	2,566	$196,786
Waste Connections, Inc.	9,950	1,544,837

		1,741,623

Construction & Engineering - 0.19%
AECOM	7,558	666,540
Fluor Corp.A	8,100	305,451

		971,991

Electrical Equipment - 1.20%
Schneider Electric SEB	6,430	1,267,273
Vertiv Holdings Co.	89,617	5,048,126

		6,315,399

Ground Transportation - 0.28%
JB Hunt Transport Services, Inc.	7,391	1,485,443

Industrial Conglomerates - 0.60%
General Electric Co.	11,590	1,534,748
Honeywell International, Inc.	7,900	1,597,854

		3,132,602

Machinery - 1.58%
Cummins, Inc.	4,200	1,005,060
Oshkosh Corp.	10,500	1,156,050
PACCAR, Inc.	5,750	577,243
Parker-Hannifin Corp.	5,700	2,647,650
Stanley Black & Decker, Inc.	9,248	862,838
Timken Co.	4,500	368,595
Xylem, Inc.	14,600	1,641,624

		8,259,060

Professional Services - 0.59%
Experian PLCB	53,832	2,244,302
Jacobs Solutions, Inc.	6,458	870,345

		3,114,647

Trading Companies & Distributors - 0.38%
Ferguson PLCB	10,607	1,982,491

Total Industrials		32,152,853

Information Technology - 7.00%
Communications Equipment - 0.43%
F5, Inc.A	12,400	2,277,880

Electronic Equipment, Instruments & Components - 0.55%
Corning, Inc.	20,800	675,792
TE Connectivity Ltd.	5,500	782,045
Teledyne Technologies, Inc.A	3,450	1,443,721

		2,901,558

IT Services - 0.76%
Accenture PLC, Class A	4,374	1,591,611
Cognizant Technology Solutions Corp., Class A	17,137	1,321,605
EPAM Systems, Inc.A	3,750	1,042,913

		3,956,129

Semiconductors & Semiconductor Equipment - 2.07%
Broadcom, Inc.	2,656	3,134,080
Microchip Technology, Inc.	23,600	2,010,248
Micron Technology, Inc.	8,600	737,450

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61% (continued)
Information Technology - 7.00% (continued)
Semiconductors & Semiconductor Equipment - 2.07% (continued)
QUALCOMM, Inc.	27,246	$4,046,304
Skyworks Solutions, Inc.	8,664	905,041

		10,833,123

Software - 3.19%
Adobe, Inc.A	4,550	2,810,899
ANSYS, Inc.A	6,350	2,081,720
Atlassian Corp., Class AA	11,683	2,918,063
Autodesk, Inc.A	7,400	1,878,194
Microsoft Corp.	10,310	4,099,050
Oracle Corp.	22,914	2,559,494
Workday, Inc., Class AA	1,300	378,391

		16,725,811

Total Information Technology		36,694,501

Materials - 3.05%
Chemicals - 2.19%
Air Products & Chemicals, Inc.	6,494	1,660,581
Axalta Coating Systems Ltd.A	56,871	1,843,758
Corteva, Inc.	42,600	1,937,448
DuPont de Nemours, Inc.	9,425	582,465
Ecolab, Inc.	8,000	1,585,760
Linde PLC	3,290	1,331,890
Olin Corp.	18,600	968,502
RPM International, Inc.	15,100	1,610,566

		11,520,970

Construction Materials - 0.82%
CRH PLC	26,396	1,894,177
Martin Marietta Materials, Inc.	4,700	2,389,574

		4,283,751

Containers & Packaging - 0.04%
International Paper Co.	6,100	218,563

Total Materials		16,023,284

Real Estate - 1.04%
Residential REITs - 0.24%
Equity LifeStyle Properties, Inc.	18,500	1,252,265

Specialized REITs - 0.80%
Crown Castle, Inc.	10,150	1,098,738
Public Storage	4,062	1,150,318
VICI Properties, Inc.	64,403	1,939,818

		4,188,874

Total Real Estate		5,441,139

Utilities - 1.33%
Electric Utilities - 1.02%
Entergy Corp.	13,325	1,329,302
Pinnacle West Capital Corp.	16,413	1,130,856
PPL Corp.	54,600	1,430,520

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.61% (continued)
Utilities - 1.33% (continued)
Electric Utilities - 1.02% (continued)
Xcel Energy, Inc.	24,200	$1,448,854

		5,339,532

Gas Utilities - 0.31%
Atmos Energy Corp.	14,350	1,635,039

Total Utilities		6,974,571

Total Common Stocks (Cost $168,409,896)		228,723,983

	Principal Amount
CORPORATE OBLIGATIONS - 4.29%
Basic Materials - 0.03%
Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	171,726

Communications - 0.53%
Media - 0.33%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	550,000	528,015
5.750%, Due 4/1/2048	195,000	169,693
4.800%, Due 3/1/2050	370,000	282,117
3.700%, Due 4/1/2051	775,000	493,293
4.400%, Due 12/1/2061	395,000	265,208

		1,738,326

Telecommunications - 0.20%
AT&T, Inc.,
2.250%, Due 2/1/2032	180,000	147,852
2.550%, Due 12/1/2033	350,000	283,718
3.800%, Due 12/1/2057	235,000	173,040
3.650%, Due 9/15/2059	645,000	454,755

		1,059,365

Total Communications		2,797,691

Consumer, Cyclical - 0.48%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	101,268	89,438

Auto Manufacturers - 0.36%
Ford Motor Credit Co. LLC,
5.125%, Due 6/16/2025	245,000	243,197
4.134%, Due 8/4/2025	245,000	239,625
3.375%, Due 11/13/2025	210,000	201,917
Hyundai Capital America, 5.250%, Due 1/8/2027C	1,205,000	1,214,209

		1,898,948

Entertainment - 0.10%
Warnermedia Holdings, Inc., 5.050%, Due 3/15/2042	575,000	508,579

Total Consumer, Cyclical		2,496,965

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.29% (continued)
Consumer, Non-Cyclical - 0.32%
Agriculture - 0.23%
Philip Morris International, Inc.,
5.375%, Due 2/15/2033	$930,000	$948,183
5.625%, Due 9/7/2033	215,000	223,087

		1,171,270

Commercial Services - 0.09%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	102,146
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	241,068
3.050%, Due 10/1/2041	190,000	135,612

		478,826

Total Consumer, Non-Cyclical		1,650,096

Energy - 0.54%
Oil & Gas - 0.39%
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	184,329
Diamondback Energy, Inc., 6.250%, Due 3/15/2033	780,000	831,332
Hess Corp., 7.300%, Due 8/15/2031	885,000	1,022,256

		2,037,917

Pipelines - 0.15%
Energy Transfer LP, 7.500%, Due 7/1/2038	320,000	372,090
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	79,775
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	136,620
Targa Resources Corp., 4.200%, Due 2/1/2033	220,000	201,253

		789,738

Total Energy		2,827,655

Financial - 1.13%
Banks - 0.55%
Bank of America Corp.,
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)D	465,000	380,986
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)D	220,000	183,212
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	145,000	116,230
Citigroup, Inc., 1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)D	105,000	101,424
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)D	430,000	397,903
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)D	290,000	264,534
4.411%, Due 4/23/2039, (3 mo. USD Term SOFR + 1.692%)D	180,000	163,709
JPMorgan Chase & Co., 1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)D	120,000	116,035
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)D	295,000	284,981
3.591%, Due 7/22/2028E	295,000	281,901
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)D	180,000	147,448
PNC Financial Services Group, Inc., 3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)D F	200,000	172,194
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)D	260,000	254,189

		2,864,746

Insurance - 0.14%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	93,213
Markel Group, Inc.,
5.000%, Due 5/20/2049	380,000	349,613

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.29% (continued)
Financial - 1.13% (continued)
Insurance - 0.14% (continued)
Markel Group, Inc., (continued)
3.450%, Due 5/7/2052	$450,000	$316,461

		759,287

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	679,580

REITS - 0.31%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	145,000	111,400
American Tower Corp., 2.300%, Due 9/15/2031	250,000	206,601
Crown Castle, Inc., 1.050%, Due 7/15/2026	715,000	648,635
Equinix, Inc., 2.500%, Due 5/15/2031	781,000	662,717

		1,629,353

Total Financial		5,932,966

Technology - 0.25%
Computers - 0.10%
Dell International LLC/EMC Corp.,
3.375%, Due 12/15/2041	630,000	477,384
3.450%, Due 12/15/2051	71,000	50,886

		528,270

Semiconductors - 0.03%
Entegris, Inc., 4.750%, Due 4/15/2029C	190,000	181,478

Software - 0.12%
VMware LLC, 2.200%, Due 8/15/2031	745,000	614,260

Total Technology		1,324,008

Utilities - 1.01%
Electric - 0.94%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	250,000	248,836
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	795,000	665,645
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	64,400
Consumers Energy Co., 2.500%, Due 5/1/2060	91,000	53,477
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	260,359
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	145,000	155,614
6.050%, Due 4/15/2038	405,000	437,228
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	215,615
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	575,146
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	81,918
Entergy Corp., 2.800%, Due 6/15/2030	115,000	100,927
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	127,489
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	100,316
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	132,637
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	180,000	174,597
5.450%, Due 10/30/2025	220,000	222,308
PacifiCorp, 5.500%, Due 5/15/2054	595,000	575,130
Sempra, 3.300%, Due 4/1/2025	335,000	327,587
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	385,000	381,892

		4,901,121

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.29% (continued)
Utilities - 1.01% (continued)
Gas - 0.07%
National Fuel Gas Co., 3.950%, Due 9/15/2027	$225,000	$215,918
Sempra Global, 3.250%, Due 1/15/2032C	205,000	168,391

		384,309

Total Utilities		5,285,430

Total Corporate Obligations (Cost $23,067,699)		22,486,537

FOREIGN CORPORATE OBLIGATIONS - 2.06%
Communications - 0.11%
Telecommunications - 0.11%
Rogers Communications, Inc., 4.300%, Due 2/15/2048	520,000	434,753
TELUS Corp., 3.400%, Due 5/13/2032	160,000	142,133

		576,886

Total Communications		576,886

Consumer, Non-Cyclical - 0.29%
Agriculture - 0.16%
BAT Capital Corp.,
2.259%, Due 3/25/2028	240,000	215,301
7.081%, Due 8/2/2053	485,000	514,055
Reynolds American, Inc., 5.700%, Due 8/15/2035	135,000	132,177

		861,533

Pharmaceuticals - 0.13%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025C	290,000	283,319
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026C	400,000	406,220

		689,539

Total Consumer, Non-Cyclical		1,551,072

Financial - 1.13%
Banks - 0.98%
Barclays PLC,
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)D	795,000	655,591
6.224%, Due 5/9/2034, (Secured Overnight Financing Rate + 2.980%)D	200,000	205,604
7.119%, Due 6/27/2034, (Secured Overnight Financing Rate + 3.570%)D	425,000	448,727
3.811%, Due 3/10/2042, (1 yr. CMT + 1.700%)D	240,000	181,975
Deutsche Bank AG,
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)D	50,000	45,748
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)D	210,000	192,936
6.819%, Due 11/20/2029, (Secured Overnight Financing Rate + 2.510%)D	250,000	262,564
3.729%, Due 1/14/2032, (Secured Overnight Financing Rate + 2.757%)D	245,000	205,507
7.079%, Due 2/10/2034, (Secured Overnight Financing Rate + 3.650%)D	40,000	40,779
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)C D	455,000	375,828
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	180,000	174,475
2.309%, Due 7/20/2032, (1 yr. CMT + 0.950%)D	265,000	219,936
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)D	200,000	170,703
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)D	840,000	823,807
UBS Group AG,
6.246%, Due 9/22/2029, (1 yr. CMT + 1.800%)C D	215,000	223,903
3.091%, Due 5/14/2032, (Secured Overnight Financing Rate + 1.730%)C D	1,045,000	896,428

		5,124,511

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.06% (continued)
Financial - 1.13% (continued)
Diversified Financial Services - 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	$590,000	$505,768
3.400%, Due 10/29/2033	355,000	299,504

		805,272

Total Financial		5,929,783

Utilities - 0.53%
Electric - 0.53%
Electricite de France SA,
4.750%, Due 10/13/2035C	320,000	300,716
5.000%, Due 9/21/2048C	860,000	780,248
6.900%, Due 5/23/2053C	720,000	804,347
National Grid PLC, 5.809%, Due 6/12/2033	850,000	883,960

		2,769,271

Total Utilities		2,769,271

Total Foreign Corporate Obligations (Cost $10,358,137)		10,827,012

FOREIGN SOVEREIGN OBLIGATIONS - 0.11%
Mexico Government International Bonds,
6.000%, Due 5/7/2036	235,000	239,243
6.400%, Due 5/7/2054	235,000	236,443
Panama Government International Bonds, 3.160%, Due 1/23/2030	95,000	79,388

Total Foreign Sovereign Obligations (Cost $561,963)		555,074

ASSET-BACKED OBLIGATIONS - 1.01%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	287,726	284,105
AmeriCredit Automobile Receivables Trust,
0.340%, Due 12/18/2026, 2021 2 A3	38,667	38,343
4.380%, Due 4/18/2028, 2022 2 A3	265,000	262,789
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	228,119	228,461
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	155,464	153,064
CNH Equipment Trust, 0.400%, Due 12/15/2025, 2021 A A3	80,515	79,312
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	188,332	187,659
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	300,000	275,424
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	112,510	111,969
4.010%, Due 9/22/2025, 2022 3 A3	252,554	251,125
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AC	245,000	223,808
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	297,263	290,403
4.930%, Due 11/15/2027, 2023 2 A3	315,000	315,882
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	197,714	193,531
3.740%, Due 2/16/2027, 2022 B A3	300,000	295,767
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	345,000	303,451
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	10,688	10,687
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIC	275,100	238,592
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020 1A AC	285,000	271,630
4.930%, Due 6/25/2036, 2023 1A AC	100,000	101,002
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	200,316	195,309
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	571,020
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	181,737	177,181

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.01% (continued)
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2IC	$272,974	$237,909

Total Asset-Backed Obligations (Cost $5,508,347)		5,298,423

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 6.148%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	385,000	379,827
Cold Storage Trust, 6.354%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C D	265,407	264,579

Total Commercial Mortgage-Backed Obligations (Cost $650,408)		644,406

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.84%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	46,963	45,944
3.000%, Due 11/1/2032	73,522	70,322
2.500%, Due 6/1/2035	154,372	143,445
2.000%, Due 3/1/2036	515,168	466,069
2.500%, Due 9/1/2041	468,344	413,467
2.500%, Due 11/1/2041	262,203	231,452
3.500%, Due 5/1/2042	384,850	357,445
4.000%, Due 6/1/2042	755,942	723,761
3.000%, Due 4/1/2047	298,751	263,000
3.500%, Due 1/1/2048	165,372	153,700
4.000%, Due 4/1/2048	131,718	126,430
3.000%, Due 8/1/2048	220,388	197,052
2.500%, Due 7/1/2050	297,010	252,638
2.500%, Due 11/1/2051	416,901	356,034
2.000%, Due 2/1/2052	736,450	599,309
2.500%, Due 5/1/2052	603,139	513,761
4.000%, Due 6/1/2052	3,740,528	3,525,753
5.000%, Due 6/1/2052	144,315	142,857
4.500%, Due 10/1/2052	598,910	579,505
6.000%, Due 3/1/2053	787,621	806,598
4.500%, Due 5/1/2053	819,369	792,822
5.500%, Due 9/1/2053	807,241	821,164
6.000%, Due 10/1/2053	786,597	797,978
Federal National Mortgage Association,
3.500%, Due 1/1/2028E	17,964	17,553
4.500%, Due 4/1/2034	56,566	56,303
3.000%, Due 10/1/2034	140,182	133,180
2.000%, Due 11/1/2035E	358,069	324,498
2.000%, Due 12/1/2035E	161,014	145,667
2.000%, Due 1/1/2036E	263,142	238,067
2.500%, Due 4/1/2036	286,430	264,577
3.500%, Due 6/1/2037	89,066	85,061
5.500%, Due 6/1/2038	10,321	10,596
5.000%, Due 5/1/2040	55,731	56,309
5.000%, Due 6/1/2040	44,100	44,567
2.500%, Due 11/1/2041	304,038	267,372
5.000%, Due 3/1/2042E	26,345	26,599
3.500%, Due 7/1/2043	57,859	54,048
4.000%, Due 11/1/2044E	40,631	39,138
4.000%, Due 7/1/2045	285,691	275,187
3.500%, Due 8/1/2045	29,505	27,386
3.500%, Due 5/1/2046	72,254	67,064
3.000%, Due 6/1/2046	208,940	187,931
4.000%, Due 7/1/2046	87,427	84,213
3.000%, Due 10/1/2046	161,979	144,911
3.000%, Due 11/1/2046	227,253	203,481

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.84% (continued)
Federal National Mortgage Association, (continued)
3.500%, Due 11/1/2046	$297,164	$276,103
3.000%, Due 12/1/2046E	138,750	124,368
3.500%, Due 3/1/2047	32,892	30,529
4.500%, Due 7/1/2047	16,690	16,447
4.500%, Due 8/1/2047	60,927	60,140
3.500%, Due 9/1/2047	82,101	76,544
4.000%, Due 3/1/2048	114,812	110,163
4.500%, Due 7/1/2048	43,749	43,048
4.500%, Due 7/1/2048E	64,944	64,240
4.500%, Due 3/1/2049	132,000	129,672
4.500%, Due 10/1/2049	118,016	115,543
4.000%, Due 11/1/2049	258,962	246,349
2.500%, Due 6/1/2050	257,544	219,161
2.500%, Due 8/1/2050	402,782	342,166
2.500%, Due 8/1/2050E	273,722	234,214
3.000%, Due 8/1/2050	237,012	209,445
2.500%, Due 9/1/2050	258,677	219,801
2.500%, Due 10/1/2050E	105,299	89,392
3.000%, Due 10/1/2050E	432,459	382,899
3.000%, Due 11/1/2050E	694,665	611,359
2.500%, Due 2/1/2051E	822,410	702,638
2.000%, Due 3/1/2051E	752,171	618,529
2.000%, Due 4/1/2051E	927,734	758,060
3.000%, Due 5/1/2051E	341,873	303,127
3.000%, Due 6/1/2051	141,393	124,258
3.500%, Due 6/1/2051E	400,577	366,450
2.000%, Due 7/1/2051E	1,322,886	1,074,263
3.500%, Due 7/1/2051E	730,599	676,285
2.500%, Due 10/1/2051E	363,990	310,070
2.500%, Due 11/1/2051E	397,832	337,878
3.000%, Due 11/1/2051E	503,340	441,787
2.000%, Due 1/1/2052	617,278	502,687
2.000%, Due 1/1/2052E	760,562	620,438
2.500%, Due 2/1/2052	1,476,182	1,253,192
3.500%, Due 5/1/2052	409,897	374,009
4.000%, Due 5/1/2052E	378,850	360,573
4.000%, Due 6/1/2052	5,140,122	4,847,924
5.000%, Due 6/1/2052	812,789	814,837
4.000%, Due 9/1/2052E	294,608	277,678
4.500%, Due 10/1/2052E	521,558	506,955
5.000%, Due 11/1/2052	4,019,375	3,975,072
5.000%, Due 12/1/2052	375,833	372,036
5.500%, Due 1/1/2053	3,421,783	3,434,736
5.000%, Due 4/1/2053E	316,466	315,710
4.500%, Due 6/1/2053E	788,925	769,836
5.000%, Due 6/1/2053E	391,943	392,025
6.000%, Due 1/1/2054	920,000	939,509
Government National Mortgage Association,
5.000%, Due 10/15/2039	44,466	45,378
3.500%, Due 9/15/2041	97,276	92,017
3.500%, Due 8/20/2047	33,392	31,240
3.500%, Due 10/20/2047	39,354	36,813
4.000%, Due 12/20/2047	75,139	72,139
4.000%, Due 1/20/2048	69,413	66,764
5.000%, Due 1/20/2050	108,316	109,215
4.500%, Due 2/20/2050	72,293	71,262
5.000%, Due 2/20/2050	35,703	36,059
2.500%, Due 4/20/2050	489,767	425,958

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.84% (continued)
Government National Mortgage Association, (continued)
2.500%, Due 6/20/2051	$486,741	$422,165
3.000%, Due 6/20/2051	703,694	632,072
2.500%, Due 7/20/2051	626,335	543,012
3.000%, Due 8/20/2051	392,548	356,314
2.500%, Due 11/20/2051	291,591	252,607
3.000%, Due 12/20/2051	772,755	693,156
3.500%, Due 1/20/2052	297,615	275,146
4.000%, Due 3/20/2052	574,121	545,710
3.000%, Due 6/20/2052	274,745	246,322
5.500%, Due 10/20/2052	3,286,963	3,313,189
5.000%, Due 2/20/2053	2,431,381	2,420,364
5.500%, Due 2/20/2053	867,062	874,248
5.000%, Due 3/20/2053	1,967,718	1,958,549
5.000%, Due 4/20/2053	796,231	791,947
5.500%, Due 4/20/2053	2,851,867	2,873,952
5.500%, Due 5/20/2053	2,532,181	2,551,790
3.000%, Due 6/20/2053	754,196	677,972
5.000%, Due 6/20/2053	1,180,404	1,173,841
5.500%, Due 6/20/2053	687,239	692,583
5.500%, Due 7/20/2053	803,673	809,897
6.000%, Due 8/20/2053	1,283,664	1,305,357
5.500%, Due 9/20/2053	1,923,746	1,938,643
5.500%, Due 10/20/2053	2,008,709	2,024,264

Total U.S. Agency Mortgage-Backed Obligations (Cost $75,620,293)		72,566,304

U.S. TREASURY OBLIGATIONS - 10.69%
U.S. Treasury Bonds,
3.875%, Due 2/15/2043	725,000	681,273
2.875%, Due 5/15/2052	4,080,000	3,147,019
3.000%, Due 8/15/2052	28,020,000	22,188,337
U.S. Treasury Floating Rate Notes, 5.449% - 5.464%, Due 4/30/2025, (3 mo. Treasury money market yield + 0.169%)D	4,020,000	4,018,915
U.S. Treasury Notes,
1.125%, Due 2/28/2025	1,305,000	1,257,184
4.000%, Due 2/29/2028	9,470,000	9,492,935
3.625%, Due 5/31/2028	1,325,000	1,309,835
1.500%, Due 2/15/2030	2,585,000	2,252,383
4.125%, Due 11/15/2032	4,260,000	4,311,420
3.500%, Due 2/15/2033	7,685,000	7,414,524

Total U.S. Treasury Obligations (Cost $57,164,211)		56,073,825

	Shares
FOREIGN COMMON STOCKS - 21.29%
Communication Services - 0.88%
Diversified Telecommunication Services - 0.39%
Telkom Indonesia Persero Tbk. PT, ADR	33,731	848,672
Orange SAB	100,787	1,198,133

		2,046,805

Interactive Media & Services - 0.31%
Tencent Holdings Ltd.B	32,700	1,137,308
Autohome, Inc., ADR	19,144	482,429

		1,619,737

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 21.29% (continued)
Communication Services - 0.88% (continued)
Media - 0.09%
WPP PLCB	49,966	$484,521

Wireless Telecommunication Services - 0.09%
Vodafone Group PLC, ADR	57,200	491,920

Total Communication Services		4,642,983

Consumer Discretionary - 4.60%
Automobile Components - 0.81%
Cie Generale des Etablissements Michelin SCA, ADR	82,200	1,362,876
Continental AGB	18,876	1,551,565
Magna International, Inc.G	23,600	1,341,660

		4,256,101

Automobiles - 0.68%
Ferrari NVB	8,208	2,855,472
Suzuki Motor Corp.B	15,500	705,213

		3,560,685

Broadline Retail - 0.67%
Alibaba Group Holding Ltd.B	57,600	517,043
MercadoLibre, Inc.A	1,757	3,007,650

		3,524,693

Hotels, Restaurants & Leisure - 0.86%
Amadeus IT Group SAB	9,100	636,119
Compass Group PLCB	76,242	2,102,062
Evolution ABB C	14,929	1,747,130

		4,485,311

Household Durables - 0.35%
Sony Group Corp., ADR	18,900	1,847,475

Leisure Products - 0.12%
Bandai Namco Holdings, Inc.B	30,000	650,051

Specialty Retail - 0.37%
Nitori Holdings Co. Ltd.B	5,000	649,493
Zalando SEA B C	38,723	781,072
ZOZO, Inc.B	23,300	511,844

		1,942,409

Textiles, Apparel & Luxury Goods - 0.74%
Cie Financiere Richemont SA, Class AB	5,971	891,472
Gildan Activewear, Inc.G	27,826	918,944
Li Ning Co. Ltd.B	142,000	300,775
LVMH Moet Hennessy Louis Vuitton SEB	2,097	1,744,076

		3,855,267

Total Consumer Discretionary		24,121,992

Consumer Staples - 1.61%
Beverages - 0.66%
Arca Continental SAB de CV	66,800	759,459
Carlsberg AS, Class BB	5,295	681,032
Coca-Cola Europacific Partners PLC	10,264	707,189
Fomento Economico Mexicano SAB de CVH	51,500	697,389

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 21.29% (continued)
Consumer Staples - 1.61% (continued)
Beverages - 0.66% (continued)
Pernod Ricard SAB	3,655	$601,549

		3,446,618

Consumer Staples Distribution & Retail - 0.12%
MatsukiyoCocokara & Co.B	34,200	624,872

Household Products - 0.18%
Reckitt Benckiser Group PLCB	13,479	973,348

Personal Products - 0.65%
L’Oreal SAB	3,350	1,606,426
Unilever PLCB	12,751	620,812
Unilever PLC, ADR	24,000	1,168,560

		3,395,798

Total Consumer Staples		8,440,636

Energy - 1.36%
Oil, Gas & Consumable Fuels - 1.36%
BP PLCB	150,469	881,323
Canadian Natural Resources Ltd.G	18,939	1,212,028
Cenovus Energy, Inc.	25,000	404,500
Enbridge, Inc.	41,606	1,477,013
Reliance Industries Ltd., GDRB C	10,196	706,327
Shell PLC, ADR	20,600	1,295,946
Suncor Energy, Inc.	35,195	1,165,444

		7,142,581

Total Energy		7,142,581

Financials - 2.52%
Banks - 1.53%
Bank Mandiri Persero Tbk. PTB	2,635,700	1,105,846
DBS Group Holdings Ltd.B	22,440	531,332
Grupo Financiero Banorte SAB de CV, Class O	104,600	1,063,594
ICICI Bank Ltd., ADR	94,711	2,310,948
KBC Group NVB	9,339	608,674
Mitsubishi UFJ Financial Group, Inc., ADR	125,900	1,177,165
Nordea Bank AbpB	50,361	619,174
Piraeus Financial Holdings SAA B	19,723	79,751
UniCredit SpAB	17,958	527,072

		8,023,556

Capital Markets - 0.45%
3i Group PLCB	30,912	964,695
UBS Group AGB	46,539	1,389,965

		2,354,660

Financial Services - 0.46%
Adyen NVA B C	1,912	2,393,518

Insurance - 0.08%
AIA Group Ltd.B	56,800	441,652

Total Financials		13,213,386

Health Care - 1.80%
Health Care Equipment & Supplies - 0.44%
Alcon, Inc.	18,650	1,400,802

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 21.29% (continued)
Health Care - 1.80% (continued)
Health Care Equipment & Supplies - 0.44% (continued)
Siemens Healthineers AGB C	15,933	$892,944

		2,293,746

Pharmaceuticals - 1.36%
AstraZeneca PLCB	12,660	1,684,966
Merck KGaAB	8,605	1,417,231
Novo Nordisk AS, Class BB	35,228	4,023,399

		7,125,596

Total Health Care		9,419,342

Industrials - 3.96%
Aerospace & Defense - 1.02%
BAE Systems PLCB	147,970	2,204,289
Safran SAB	10,440	1,954,993
Thales SAB	8,179	1,196,337

		5,355,619

Electrical Equipment - 0.52%
ABB Ltd.B	20,377	861,802
Legrand SAB	9,617	935,153
Sungrow Power Supply Co. Ltd., Class AB	85,994	935,574

		2,732,529

Ground Transportation - 0.59%
Canadian Pacific Kansas City Ltd.	38,298	3,081,840

Machinery - 0.68%
Atlas Copco AB, Class AB	70,082	1,118,172
CNH Industrial NV	68,300	819,600
Sandvik ABB	67,640	1,415,675
Wuxi Lead Intelligent Equipment Co. Ltd., Class AB	88,699	244,434

		3,597,881

Passenger Airlines - 0.21%
Ryanair Holdings PLC, ADR	8,157	1,089,775

Professional Services - 0.94%
Bureau Veritas SAB	58,402	1,547,951
RELX PLCB	47,179	1,951,281
Thomson Reuters Corp.	9,590	1,423,824

		4,923,056

Total Industrials		20,780,700

Information Technology - 3.63%
Communications Equipment - 0.44%
Telefonaktiebolaget LM Ericsson, ADRG	417,600	2,300,976

Electronic Equipment, Instruments & Components - 0.43%
Keyence Corp.B	3,600	1,614,878
Shimadzu Corp.B	22,300	617,016

		2,231,894

IT Services - 0.24%
Capgemini SEB	4,185	936,848
Wix.com Ltd.A	2,543	322,656

		1,259,504

Semiconductors & Semiconductor Equipment - 2.01%
Advantest Corp.B	39,600	1,560,552

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 21.29% (continued)
Information Technology - 3.63% (continued)
Semiconductors & Semiconductor Equipment - 2.01% (continued)
ASM International NVB	3,831	$2,133,369
ASML Holding NV	2,462	2,141,497
Disco Corp.B	2,300	617,782
Kokusai Electric Corp.A B	24,100	612,863
Renesas Electronics Corp.A B	51,991	856,151
STMicroelectronics NVB	13,341	585,401
Taiwan Semiconductor Manufacturing Co. Ltd.B	103,000	2,063,401

		10,571,016

Software - 0.23%
SAP SEB	6,811	1,185,317

Technology Hardware, Storage & Peripherals - 0.28%
Samsung Electronics Co. Ltd.B	27,061	1,467,376

Total Information Technology		19,016,083

Materials - 0.34%
Chemicals - 0.34%
Air Liquide SAB	5,741	1,076,087
Nippon Sanso Holdings Corp.B	29,000	734,503

		1,810,590

Total Materials		1,810,590

Real Estate - 0.19%
Real Estate Management & Development - 0.19%
ESR Group Ltd.B C	410,200	523,585
Vonovia SEB	14,473	453,110

		976,695

Total Real Estate		976,695

Utilities - 0.40%
Electric Utilities - 0.13%
Fortum OYJB	49,860	679,898

Gas Utilities - 0.10%
ENN Energy Holdings Ltd.B	70,500	521,136

Multi-Utilities - 0.17%
Engie SAB	55,181	880,884

Total Utilities		2,081,918

Total Foreign Common Stocks (Cost $93,574,062)		111,646,906

FOREIGN PREFERRED STOCKS - 0.44%
Consumer Staples - 0.23%
Henkel AG & Co. KGaAB I	16,027	1,232,641

Financials - 0.21%
Itau Unibanco Holding SAI	165,500	1,095,004

Total Foreign Preferred Stocks (Cost $2,014,812)		2,327,645

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.15% (Cost $11,288,082)
Investment Companies - 2.15%
American Beacon U.S. Government Money Market Select Fund, 5.22%J K	11,288,082	$11,288,082

SECURITIES LENDING COLLATERAL - 0.38% (Cost $1,991,754)
Investment Companies - 0.38%
American Beacon U.S. Government Money Market Select Fund, 5.22%J K	1,991,754	1,991,754

TOTAL INVESTMENTS - 99.99% (Cost $450,209,664)		524,429,951
OTHER ASSETS, NET OF LIABILITIES - 0.01%		29,130

TOTAL NET ASSETS - 100.00%		$524,459,081

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $85,344,884 or 16.27% of net assets.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,357,777 or 2.93% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2024.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Perpetual maturity. The date shown, if any, is the next call date.
G	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2024.
H	Unit - Usually consists of one common stock and/or rights and warrants.
I	A type of Preferred Stock that has no maturity date.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on January 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	20	March 2024	$4,815,741	$4,870,500	$54,759
ICE U.S. mini MSCI EAFE Index Futures	19	March 2024	2,121,337	2,121,350	13
ICE U.S. MSCI Emerging Markets EM Index Futures	18	March 2024	906,095	882,720	(23,375)

			$7,843,173	$7,874,570	$31,397

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2024 (Unaudited)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2024, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$219,936,815	$8,787,168	$—	$228,723,983
Corporate Obligations	—	22,486,537	—	22,486,537
Foreign Corporate Obligations	—	10,827,012	—	10,827,012
Foreign Sovereign Obligations	—	555,074	—	555,074
Asset-Backed Obligations	—	5,298,423	—	5,298,423
Commercial Mortgage-Backed Obligations	—	644,406	—	644,406
U.S. Agency Mortgage-Backed Obligations	—	72,566,304	—	72,566,304
U.S. Treasury Obligations	—	56,073,825	—	56,073,825
Foreign Common Stocks	36,321,831	75,325,075	—	111,646,906
Foreign Preferred Stocks	1,095,004	1,232,641	—	2,327,645
Short-Term Investments	11,288,082	—	—	11,288,082
Securities Lending Collateral	1,991,754	—	—	1,991,754

Total Investments in Securities - Assets	$270,633,486	$253,796,465	$—	$524,429,951

Financial Derivative Instruments - Assets
Futures Contracts	$54,772	$—	$—	$54,772

Total Financial Derivative Instruments - Assets	$54,772	$—	$—	$54,772

Financial Derivative Instruments - Liabilities
Futures Contracts	$(23,375)	$—	$—	$(23,375)

Total Financial Derivative Instruments - Liabilities	$(23,375)	$—	$—	$(23,375)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2024 (Unaudited)

solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.